Term deposits and cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents

	As at December 31,
	2022	2023
	RMB’million	RMB’million
Cash at bank	9,153	13,567
Term deposits with initial terms within three months	402	-
	9,555	13,567